Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000020055
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$44	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 1,137,616,320
Holdings Count | Holding	863
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$1,137,616,320
# of Portfolio Holdings	863
Portfolio Turnover Rate	155%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.48%
Common Stocks	4.25%
Corporate Bonds	67.29%
Floating Rate Loans	2.37%
Foreign Government Obligations	4.92%
Government Sponsored Enterprises Pass-Throughs	10.96%
Investments in Underlying Funds	0.83%
Municipal Bonds	0.25%
Non-Agency Commercial Mortgage-Backed Securities	5.29%
Preferred Stocks	0.08%
U.S. Treasury Obligations	0.53%
Repurchase Agreements	0.58%
Money Market FundsFootnote Reference(a)	1.05%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000087850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$51	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[2]
AssetsNet	$ 60,889,820
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$60,889,820
# of Portfolio Holdings	87
Portfolio Turnover Rate	75%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.29%
Consumer Discretionary	15.19%
Consumer Staples	4.42%
Financials	4.42%
Health Care	23.14%
Industrials	19.86%
Information Technology	25.81%
Materials	2.16%
Repurchase Agreements	1.65%
Money Market FundsFootnote Reference(a)	1.85%
Time DepositsFootnote Reference(a)	0.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020054
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[3]
AssetsNet	$ 186,968,525
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$186,968,525
# of Portfolio Holdings	55
Portfolio Turnover Rate	24%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.14%
Consumer Staples	8.86%
Energy	4.50%
Financials	20.90%
Health Care	10.15%
Industrials	8.40%
Information Technology	30.02%
Materials	5.10%
Utilities	3.81%
Repurchase Agreements	3.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020053
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$55	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[4]
AssetsNet	$ 197,394,770
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$197,394,770
# of Portfolio Holdings	55
Portfolio Turnover Rate	53%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.09%
Consumer Discretionary	6.25%
Consumer Staples	4.50%
Energy	6.75%
Financials	26.90%
Health Care	6.68%
Industrials	19.89%
Information Technology	14.10%
Materials	2.93%
Real Estate	1.49%
Utilities	4.71%
Repurchase Agreements	2.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020056
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth and Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[5]
AssetsNet	$ 483,318,730
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$483,318,730
# of Portfolio Holdings	55
Portfolio Turnover Rate	26%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.17%
Consumer Discretionary	6.70%
Consumer Staples	3.50%
Energy	6.96%
Financials	28.05%
Health Care	10.64%
Industrials	16.13%
Information Technology	13.91%
Materials	3.12%
Real Estate	3.01%
Utilities	3.91%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020057
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[6]
AssetsNet	$ 83,026,248
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$83,026,248
# of Portfolio Holdings	69
Portfolio Turnover Rate	92%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.08%
Consumer Discretionary	17.86%
Consumer Staples	2.40%
Energy	1.13%
Financials	12.80%
Health Care	9.91%
Industrials	19.04%
Information Technology	24.15%
Repurchase Agreements	1.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020060
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$56	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 233,620,780
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$233,620,780
# of Portfolio Holdings	57
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.11%
Consumer Staples	4.84%
Energy	5.50%
Financials	23.50%
Health Care	8.86%
Industrials	21.00%
Information Technology	15.84%
Materials	3.29%
Real Estate	3.04%
Utilities	7.33%
Repurchase Agreements	1.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000139705
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[8]
AssetsNet	$ 138,737,926
Holdings Count | Holding	797
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$138,737,926
# of Portfolio Holdings	797
Portfolio Turnover Rate	75%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.29%
Convertible Bonds	0.09%
Corporate Bonds	58.72%
Floating Rate Loans	4.24%
Foreign Government Obligations	1.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.04%
Government Sponsored Enterprises Pass-Throughs	4.42%
Municipal Bonds	0.14%
Non-Agency Commercial Mortgage-Backed Securities	6.96%
U.S. Treasury Obligations	2.84%
Repurchase Agreements	0.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000087852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[9]
AssetsNet	$ 639,873,926
Holdings Count | Holding	542
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$639,873,926
# of Portfolio Holdings	542
Portfolio Turnover Rate	215%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.29%
Corporate Bonds	39.07%
Floating Rate Loans	2.15%
Foreign Government Obligations	0.37%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.60%
Government Sponsored Enterprises Pass-Throughs	23.38%
Non-Agency Commercial Mortgage-Backed Securities	8.16%
U.S. Treasury Obligations	11.26%
Repurchase Agreements	0.72%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.